Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Summary of purchase price allocation

Allocation of purchase price:	Amount
Common stock exchanged	$4,055
Fair value of GIGA equity awards	349
Cash consideration paid to existing preferred stockholders	3,794
Total consideration	$8,198

Identifiable net assets acquired (liabilities assumed)
Cash	$107
Trade accounts receivables	536
Inventories	2,529
Prepaid expenses	116
Accrued revenue	363
Property and equipment	331
Right-of-use asset	370
Other long-term assets	269
Accounts payable	(2,831)
Loans payable, net of discounts and issuance costs	(1,687)
Accrued payroll and benefits	(1,488)
Lease obligations	(491)
Other current liabilities	(368)
Other non-current liabilities	(17)
Net assets acquired	(2,261)
Goodwill	$10,459

Summary of unaudited pro forma financial information

Proforma, unaudited (In thousands)	Gresham
Three months ended March 31, 2023	Worldwide, Inc.	Giga-tronics	Proforma Adjustments	Proforma Unaudited
Net Sales	$8,293	$430	$—	$8,723
Cost of Sales	5,880	680	—	6,560
Operating expenses	4,284	1,670	—	5,954
Other income (expense)	807	527	—	1,334
Income tax benefit	7	—	—	7
Net gain attributable to non-controlling interest	14	—	—	14
Net loss attributable to common stockholders	$(1,070)	$(1,394)	$—	$(2,464)

Proforma, unaudited (In thousands)	Gresham
Three months ended March 31, 2022	Worldwide, Inc.	Giga-tronics	Proforma Adjustments	Proforma Unaudited
Net Sales	$7,244	$1,436	$—	$8,680
Cost of Sales	4,751	1,036	—	5,787
Operating expenses	2,984	1,555	—	4,539
Other income (expense)	(19)	(17)	—	(36)
Income tax provision	—	—	—	—
Net loss attributable to non-controlling interest	(13)	—	—	(13)
Deemed dividend on Series E preferred stock	—	(2)		(2)
Net loss attributable to common stockholders	$(497)	$(1,174)	$—	$(1,671)

Proforma, unaudited (In thousands)	Gresham	Giga-tronics	Proforma	Proforma
Year ended December 31, 2022	Worldwide, Inc.		Adjustments	Unaudited
Net Sales	$28,825	$5,651	$—	$34,476
Cost of Sales	20,227	5,151	—	25,378
Operating expenses	12,136	18,426	—	30,562
Other expense	987	1,276	—	2,263
Income tax benefit	123	—	—	123
Net gain attributable to non-controlling interest	680	—		680
Net loss attributable to common stockholders	$(3,722)	$(19,202)	$—	$(22,924)
Basic and diluted loss per common share	$(1.27)	$(6.90)	$—	$(4.02)
Weighted average shares outstanding	2,920	2,782	—	5,702

Proforma, unaudited (In thousands)	Gresham	Giga-tronics	Proforma	Proforma
Year ended December 31, 2021	Worldwide, Inc.		Adjustments	Unaudited
Net Sales	$25,580	$10,319	$—	$35,899
Cost of Sales	17,231	6,633	—	23,864
Operating expenses	11,340	5,944	—	17,284
Other income	(321)	115	—	(206)
Income tax provision	(193)	—	—	(193)
Net loss attributable to non-controlling interest	(243)	—		(243)
Net loss attributable to common stockholders	$(3,106)	$(2,373)	$—	$(5,479)
Basic and diluted loss per common share	$(1.06)	$(0.85)	$—	$(0.96)
Weighted average shares outstanding	2,920	2,782	—	5,702